Schedule of Investments (unaudited) March 31, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 1.6%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(a)	$460	$451,736
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,085,096

		2,536,832

California(a) — 2.8%
California Enterprise Development Authority, RB, 7.60%, 11/15/37	1,000	1,008,667
California Public Finance Authority, RB, 5.00%, 11/15/36	1,000	968,615
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41	2,500	2,458,030

		4,435,312

Colorado — 7.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,308,140
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	715,913
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,022,024
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	3,800	3,883,403
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	1,013,091
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	494,298

		12,436,869

District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	1,000	1,091,276

Florida — 1.3%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	2,116,596

Illinois — 11.3%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,650	2,670,895
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,500	1,518,141
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	2,000	2,000,296
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/41	1,855	1,962,362
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	257,457
Illinois Finance Authority, Refunding RB
5.00%, 05/15/41	310	274,097
4.00%, 08/15/41	1,170	1,138,213
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,193,490
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(b)	2,000	1,065,274
State of Illinois, GO, 5.00%, 02/01/39	1,850	1,862,321

		17,942,546

Kansas — 0.2%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	302,953

Security	Par (000)	Value

Louisiana — 0.6%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	$1,000	$1,018,967

Maryland — 3.7%
Maryland Community Development Administration, RB, S/F Housing, (FHLMC, FNMA, GNMA), 4.95%, 09/01/42	4,000	4,224,428
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	1,500	1,553,706

		5,778,134

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	1,040,132

Michigan — 8.0%
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	1,000	1,025,562
Series A, 5.00%, 12/01/42	4,865	5,074,900
Michigan State Housing Development Authority, RB, S/F Housing
Series D, 5.10%, 12/01/37	2,250	2,401,430
Series D, 5.20%, 12/01/40	2,750	2,909,365
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,264,343

		12,675,600

Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,500	1,596,270

Mississippi — 0.3%
Mississippi Business Finance Corp., RB, AMT, 7.75%, 07/15/47(c)	500	505,715

Missouri — 0.9%
St. Louis County Industrial Development Authority, RB, Series A, 5.00%, 09/01/38	1,500	1,419,252

Nevada(a) — 0.6%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	500	504,942
5.75%, 06/01/42	500	505,204

		1,010,146

New Jersey — 5.6%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,560,395
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	2,700	2,904,150
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,384,993
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/39	3,000	3,052,284

		8,901,822

New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	961,019

New York — 8.1%
Build NYC Resource Corp., RB, 5.00%, 06/01/32(a)	400	408,319
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/37	1,000	1,021,093

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/40	$1,000	$1,016,492
Series C, 5.00%, 11/15/42	500	519,356
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,670,541
New York City Housing Development Corp., RB, M/F Housing, Class F-1, (REMIC FHA INS 542 (c)), 4.60%, 11/01/42	1,500	1,526,576
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,571,577
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,527,667
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/40	1,500	1,503,893
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,092,998

		12,858,512

North Carolina — 1.0%
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	500,876
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	1,014,021

		1,514,897

Ohio — 3.1%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,210,675
State of Ohio, RB, AMT, 5.00%, 12/31/39	1,680	1,706,455

		4,917,130

Oklahoma — 2.2%
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(c)	2,490	2,500,774
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,001,906

		3,502,680

Oregon — 1.2%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,891,613

Pennsylvania — 11.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	2,580	2,610,786
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,365,390
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	351,238
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,381,345
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,569,456
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,560,789
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/42	1,170	1,219,052

		18,058,056

Security	Par (000)	Value

Puerto Rico — 6.4%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.75%, 07/01/31	$3,447	$3,621,056
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, 5.00%, 07/01/29(a)	1,785	1,802,898
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(b)	2,875	1,797,258
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A-2, Restructured, 4.33%, 07/01/40	1,500	1,361,877
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A1, Restructured, 4.55%, 07/01/40	1,750	1,631,784

		10,214,873

South Carolina — 1.0%
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,648,522

Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.00%, 10/01/38	1,000	1,001,900
Series A, 5.00%, 10/01/41	1,000	996,000
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	2,500	2,706,857
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	925	966,605

		5,671,362

Texas — 6.0%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,500	1,516,779
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	1,600	1,601,326
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	730	715,574
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(a)	425	425,144
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	815,317
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/40	1,500	1,435,280
Series A-1, 5.00%, 10/01/44	3,020	3,022,787

		9,532,207

Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(c)	1,300	1,275,755

Washington — 1.7%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	2,500	2,517,117
Washington State Housing Finance Commission, Refunding RB, 5.00%, 07/01/33	105	105,225

		2,622,342

Wisconsin — 2.1%
Public Finance Authority, Refunding RB 5.25%, 05/15/42(a)	1,230	1,136,030

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued) Series B, AMT, 5.00%, 07/01/42	$1,500	$1,496,982
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	718,044

		3,351,056

Wyoming — 1.3%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	2,007,738

Total Long-Term Investments — 97.6% (Cost: $150,477,859)		154,836,184

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.59%(d)(e)	2,187,820	2,187,602

Total Short-Term Securities — 1.4% (Cost: $2,188,096)		2,187,602

Total Investments — 99.0% (Cost: $152,665,955)		157,023,786
Other Assets Less Liabilities — 1.0%		1,579,169

Net Assets — 100.0%		$158,602,955

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$95,787	$2,093,536	(a)	$—	$(1,227)	$(494)	$2,187,602	2,187,820	$19,223	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$154,836,184	$—	$154,836,184
Short-Term Securities
Money Market Funds	2,187,602	—	—	2,187,602

	$2,187,602	$154,836,184	$—	$157,023,786

Portfolio Abbreviation

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	4